Consolidated statements of changes in equity - EUR (€) € in Thousands	Total		Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Adjusted Balance [member]	Share capital [member]	Share capital [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Share capital [member] Adjusted Balance [member]	IFRS translation reserve [member]	IFRS translation reserve [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	IFRS translation reserve [member] Adjusted Balance [member]	IAS 19 reserve [member]	IAS 19 reserve [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	IAS 19 reserve [member] Adjusted Balance [member]	Other reserves [member]	Other reserves [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Other reserves [member] Adjusted Balance [member]	Retained earnings [member]	Retained earnings [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Retained earnings [member] Adjusted Balance [member]	Attributable to Owners of the Company [member]	Attributable to Owners of the Company [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Attributable to Owners of the Company [member] Adjusted Balance [member]	Attributable to Non-controlling interests [member]	Attributable to Non-controlling interests [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Attributable to Non-controlling interests [member] Adjusted Balance [member]
Equity, beginning balance at Jan. 01, 2017	€ 143,999		€ (37)	€ 104,497	€ 54,853		€ 54,853	€ 12,606		€ 5,055			€ (116)	€ 11,459		€ 11,459	€ 61,636	€ (37)	€ 31,207	€ 140,554	€ (37)	€ 102,458	€ 3,445		€ 2,039
Dividends distribution	(726)																						(726)
Capital contribution
Profit/Loss for the year	(30,845)	[1]															(30,392)			(30,392)			(453)
Other comprehensive income/(loss) for the year	(7,894)							(7,551)			(116)									(7,667)			(227)
Equity, ending balance at Dec. 31, 2017	104,534		€ (37)	€ 104,497	54,853		€ 54,853	5,055		€ 5,055	(116)		€ (116)	11,459		€ 11,459	31,244	€ (37)	€ 31,207	102,495	€ (37)	€ 102,458	2,039		€ 2,039
Dividends distribution	(453)																						(453)
Capital contribution	194																						194
Profit/Loss for the year	33,119																33,289			33,289			(170)
Other comprehensive income/(loss) for the year	824							227			573									800			24
Equity, ending balance at Dec. 31, 2018	€ 138,181				€ 54,853			€ 5,282			€ 457			€ 11,459			€ 64,496			€ 136,547			€ 1,634

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.